Earnings per Common Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per Common Share
Earnings per Common Share:
The following table sets forth the computation of basic and diluted earnings per common share (in millions, except per share amounts):

	For the Year Ended December 31,
	2016	2015	2014
Basic:
Numerator:
Income from continuing operations	$318.1	$253.7	$276.2
Less: Net income attributable to noncontrolling interests included in continuing operations	(70.5)	(69.7)	(59.7)
Less: Income allocated to participating securities	(0.8)	(1.0)	(2.3)
Less: Convertible perpetual preferred stock dividends	—	(1.6)	(6.3)
Income from continuing operations attributable to HealthSouth common shareholders	246.8	181.4	207.9
(Loss) income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	—	(0.9)	5.5
Less: Income from discontinued operations allocated to participating securities	—	—	(0.1)
Net income attributable to HealthSouth common shareholders	$246.8	$180.5	$213.3
Denominator:
Basic weighted average common shares outstanding	89.1	89.4	86.8
Basic earnings per share attributable to HealthSouth common shareholders:
Continuing operations	$2.77	$2.03	$2.40
Discontinued operations	—	(0.01)	0.06
Net income	$2.77	$2.02	$2.46

Diluted:
Numerator:
Income from continuing operations	$318.1	$253.7	$276.2
Less: Net income attributable to noncontrolling interests included in continuing operations	(70.5)	(69.7)	(59.7)
Add: Interest on convertible debt, net of tax	9.7	9.4	9.0
Income from continuing operations attributable to HealthSouth common shareholders	257.3	193.4	225.5
(Loss) income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	—	(0.9)	5.5
Net income attributable to HealthSouth common shareholders	$257.3	$192.5	$231.0
Denominator:
Diluted weighted average common shares outstanding	99.5	101.0	100.7
Diluted earnings per share attributable to HealthSouth common shareholders:
Continuing operations	$2.59	$1.92	$2.24
Discontinued operations	—	(0.01)	0.05
Net income	$2.59	$1.91	$2.29

The following table sets forth the reconciliation between basic weighted average common shares outstanding and diluted weighted average common shares outstanding (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Basic weighted average common shares outstanding	89.1	89.4	86.8
Convertible perpetual preferred stock	—	1.0	3.2
Convertible senior subordinated notes	8.5	8.3	8.2
Restricted stock awards, dilutive stock options, and restricted stock units	1.9	2.3	2.5
Diluted weighted average common shares outstanding	99.5	101.0	100.7

Options to purchase approximately 0.1 million shares of common stock were outstanding as of December 31, 2016 and 2015 but were not included in the computation of diluted weighted-average shares because to do so would have been antidilutive.
In February 2014, our board of directors approved an increase in our common stock repurchase authorization from $200 million to $250 million. The repurchase authorization does not require the repurchase of a specific number of shares, has an indefinite term, and is subject to termination at any time by our board of directors. During 2016, 2015 and 2014, we repurchased 1.7 million, 1.3 million, and 1.3 million shares of our common stock in the open market for $65.6 million, $45.3 million, and $43.1 million, respectively.
In July 2013, our board of directors approved the initiation of a quarterly cash dividend of $0.18 per share on our common stock and it was declared and paid each quarter through July 2014. In July 2014, our board of directors approved an increase in the quarterly cash dividend on our common stock and declared a dividend of $0.21 per share. The cash dividend of $0.21 per common share was declared and paid each quarter through July 2015. In July 2015, our board of directors approved an increase in the quarterly cash dividend and declared a dividend of $0.23 per share. The cash dividend of $0.23 per common share was declared and paid each quarter through July 2016. In July 2016, our board of directors approved an increase in the quarterly cash dividend on our common stock and declared a dividend of $0.24 per share. The cash dividend of $0.24 per common share was declared in July 2016 and October 2016 and paid in October 2016 and January 2017. As of December 31, 2016 and 2015, accrued common stock dividends of $22.2 million and $21.3 million were included in Other current liabilities in our consolidated balance sheet. Future dividend payments are subject to declaration by our board of directors.
On April 22, 2015, we delivered notice of the exercise of our rights to force conversion of all outstanding shares of our Convertible perpetual preferred stock (par value of $0.10 per share and liquidation preference of $1,000 per share) pursuant to the underlying certificate of designations. The effective date of the conversion was April 23, 2015. On that date, each share of preferred stock automatically converted into 33.9905 shares of our common stock (par value of $0.01 per share). We completed the forced conversion by issuing and delivering in the aggregate 3,271,415 shares of our common stock to the registered holders of the 96,245 shares of the preferred stock outstanding and paying cash in lieu of fractional shares due to those holders.
On September 30, 2009, we issued 5.0 million shares of common stock and 8.2 million common stock warrants in full satisfaction of our obligation to do so under the January 2007 comprehensive settlement of the consolidated securities action brought against us by our stockholders and bondholders. Under the terms of the related warrant agreement, the warrants were exercisable at a price of $41.40 per share by means of a cash or a cashless exercise at the option of the holder. The warrants were not assumed exercised for dilutive shares outstanding because they were antidilutive in the periods presented. The warrants expired on January 17, 2017.
The following table summarizes information relating to these warrants and their activity through their expiration date (number of warrants in millions):

	Number of Warrants	Weighted Average Exercise Price
Common stock warrants outstanding as of December 31, 2016	8.2	$41.40
Cashless exercise	(6.5)	41.40
Cash exercise	(0.6)	41.40
Expired	(1.1)	41.40
Common stock warrants outstanding as of January 17, 2017	—

The above exercises resulted in the issuance of 0.7 million shares of common stock in January 2017. Cash exercises resulted in gross proceeds of $26.7 million in January 2017.
See also Note 9, Long-term Debt.